Shareholder Fees {- Fidelity® SAI U.S. Low Volatility Index Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-10 | Fidelity® SAI U.S. Low Volatility Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none